Redeemable Noncontrolling Interest (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Noncontrolling Interest [Abstract]
Redeemable Noncontrolling Interest
A reconciliation of the redeemable noncontrolling interest is as follows:

In thousands	2015
December 31, 2014	$89,181
Comprehensive income (loss) attributable to redeemable noncontrolling interest	(9,813)
Periodic adjustment to redemption value, net of currency adjustment	(2,784)
March 31, 2015	$76,584

A reconciliation of the redeemable noncontrolling interest since the Providência Acquisition Date is as follows:

In thousands	2014
Beginning Balance	$80,792
Comprehensive income (loss) attributable to redeemable noncontrolling interest	(13,020)
Periodic adjustment to redemption value, net of currency adjustment	21,409
Ending Balance	$89,181